Subsequent Events - (Summary of Redeemed Preferred Securities) (Detail) - Mizuho Capital Investment, Limited - Subsequent Event ¥ in Millions	1 Months Ended
Jun. 30, 2019 JPY (¥)
Series A
Subsequent Event [Line Items]
Aggregate redemption amount	¥ 249,500
Reason for the redemption	Arrival of optional redemption date
Series B
Subsequent Event [Line Items]
Aggregate redemption amount	¥ 53,500
Reason for the redemption	Arrival of optional redemption date